Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2020	2019
Computers, related equipment and software	$1,163,807	$1,109,465
Building and land(1)	177,255	109,446
Leasehold improvements	234,777	230,817
Furniture, fixtures and other	51,831	47,813

Property and equipment, gross	1,627,670	1,497,541
Less accumulated depreciation	(1,019,719)	(972,227)

Property and equipment, net	$607,951	$525,314

(1)	For more details, see also note 2.